Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 5 - GOODWILL AND INTANGIBLE ASSETS

At December 31, and September 30, 2018, the carrying amount of goodwill amounted to $2,410,335 and $2,410,335, respectively. On September 30, 2017, the Company adopted ASU 2017-04 which revises the method of conducting an impairment test for goodwill.

At December 31 and September 30, 2018, the carrying amount of tradename amounted to $760,000 and $760,000, respectively.

At December 31, and September 30, 2018, intangible assets other than goodwill and tradename consisted of:

	December 31, 2018	September 30, 2018
Customer list	$1,060,000	$1,060,000
Less: accumulated amortization	(610,964)	(544,715)

	$449,036	$515,285

The customer list is being amortized over 48 months from the acquisition date. Amortization expense for the three months ended December 31, 2018 and 2017 was $66,249 and $66,249, respectively.

Future amortization expense of the customer list is as follows:

For the Years Ending September 30,
2019	$198,751
2020	250,285
Total	$449,036

The Company conducted its goodwill and its intangible assets impairment test as of December 31, 2018 and determined that no impairment was required as the asset values were supported by the historical, current and projected net income and positive cash flows of the component holding the goodwill and intangible assets, the Company's subsidiary, Howco.

NOTE 5 - GOODWILL AND INTANGIBLE ASSETS

At September 30, 2018 and 2017, the carrying amount of goodwill amounted to $2,410,335 and $2,410,335, respectively. On September 30, 2017, the Company adopted ASU 2017-04 which revises the method of conducting an impairment test for goodwill.

At September 30, 2018 and 2017, the carrying amount of tradename amounted to $760,000 and $760,000, respectively.

At September 30, 2018 and 2017, intangible assets other than goodwill and tradename consisted of:

	September 30, 2018	September 30, 2017
Customer list	$1,060,000	$1,060,000
Less: accumulated amortization	(544,715)	(279,719)

	$515,285	$780,281

The customer list is being amortized over 48 months from the acquisition date. Amortization expense for the years ended September 30, 2018 and 2017 was $264,996 and $264,997, respectively.

Future amortization expense of the customer list is as follows:

For the Years Ending September 30,
2019	$265,000
2020	250,285
Total	$515,285

The Company conducted its goodwill and its intangible assets impairment test as of September 30, 2018 and determined that no impairment was required as the asset values were supported by the historical, current and projected net income and positive cash flows of the component holding the goodwill and intangible assets, the Company’s subsidiary, Howco.